Other revenues (Tables)	3 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without SEI	50	144	584	194	907

Loans held-for-sale	(9)	(10)	17	(19)	35

Long-lived assets held-for-sale	(1)	(2)	65	(3)	64

Equity method investments	33	31	52	64	58

Other investments	130	232	91	362	340

Other	172	407	127	579	253

Other revenues	375	802	936	1,177	1,657